Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2025
Fidelity Emerging Markets Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	10.19%
Past 5 years	3.28%
Since Inception	3.69%	[1]
Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.39%
Past 5 years	2.61%
Since Inception	3.03%	[1]
Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.00%
Past 5 years	2.62%
Since Inception	2.94%	[1]
IXYVI
Average Annual Return:
Past 1 year	11.68%
Past 5 years	4.21%
Since Inception	4.65%
MC041
Average Annual Return:
Past 1 year	7.50%
Past 5 years	1.71%
Since Inception	2.68%

[1]	A From February 26, 2019 .